Document and Entity Information (USD $)	22 Months Ended
	Dec. 31, 2011	Mar. 07, 2013
Document And Entity Information
Entity Registrant Name	Meiguo Ventures I, Inc.
Entity Central Index Key	0001488087
Document Type	8-K
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		555,555
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012